Directors' Emoluments	12 Months Ended
Dec. 31, 2018
Directors' Emoluments [Abstract]
DIRECTORS' EMOLUMENTS
18.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2018	2017	2016
Salaries
Yan Keyan	739,350	304,050	216,342
Lixia Tu	296,100	235,854	203,559
John Sano	23,050	43,950	39,000
Themis Kalapotharakos	161,350	87,900	97,500
Matthew Los	161,350	87,900	97,500
Zhongmin Zhang	23,050	43,950	-
Yuet Mei Chan	23,050	43,950	-
	1,427,300	847,554	653,901
Social Welfare
Yan Keyan	1,122	1,006	960
	1,122	1,006	960